Note 25 - Components of Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 50,394	€ 48,675
Receivables from prime brokerage		4	5
Pending securities transactions past settlement date		2,385	3,579
Receivables from unsettled regular way trades		18,467	19,236
Total brokerage and securities related receivables		71,250	71,495
Debt securities held to collect		25,500	14,800
Accrued interest receivable		3,588	2,084
Assets held for sale		40	398
Other		17,747	15,007
Total other assets	[1]	€ 118,124	€ 103,784

[1]	Includes non-current assets and disposal groups held for sale